Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

As of the date of the date of preparation of these consolidated financial statements, a total of 1,806,620 Restricted Share Units (as defined in the Equity Incentive Plan approved in August 2023 by the Board of Director), which can be converted into 361,324 American Depositary Shares of the Company, representing 1,806,620 Ordinary Shares of the Company, were granted to certain officers, directors, and employees of the Company.

On April 5, 2024, both the compensation committee and the board of directors of the Company approved the grant of such Restricted Share Units.